Pensions and Other Post-Employment Benefits - Summary of Defined Benefit and OPEB Plan Obligation and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DB Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	$ 16	$ 14
Interest Income and Costs	0	(1)
Re-measurements:
(Gains) Losses From Experience Adjustments	(1)	0
(Gains) Losses From Changes in Financial Assumptions	(5)	(3)
Return on Plan Assets Excluding Interest Income	11	11
Defined Benefit Pension and OPEB Asset (Liability) (2)	0	(13)
DB Pension Plan | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	214	202
Current Service Costs	16	14
Interest Income and Costs	(10)	(9)
Benefits Paid	(13)	(12)
Plan Participant Contributions	3	3
Re-measurements:
(Gains) Losses From Experience Adjustments	(1)	0
(Gains) Losses From Changes in Financial Assumptions	(5)	(3)
Exchange Rate Movements and Other	(1)	1
Defined Benefit Obligation, End of Year	223	214
DB Pension Plan | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	201	178
Interest Income and Costs	10	8
Benefits Paid	(13)	(12)
Plan Participant Contributions	3	3
Employer Contributions	12	11
Re-measurements:
Return on Plan Assets Excluding Interest Income	11	11
Exchange Rate Movements and Other	(1)	2
Fair Value of Plan Assets, End of Year	223	201
OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	7	2
Interest Income and Costs	(12)	(12)
Re-measurements:
(Gains) Losses From Experience Adjustments	(3)	1
(Gains) Losses From Changes in Financial Assumptions	(2)	(6)
Return on Plan Assets Excluding Interest Income	0	0
Defined Benefit Pension and OPEB Asset (Liability) (2)	(256)	(252)
OPEB Plans | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	252	249
Current Service Costs	7	2
Interest Income and Costs	(12)	(12)
Benefits Paid	(8)	(9)
Plan Participant Contributions	0	0
Re-measurements:
(Gains) Losses From Experience Adjustments	(3)	1
(Gains) Losses From Changes in Financial Assumptions	(2)	(6)
Exchange Rate Movements and Other	(2)	3
Defined Benefit Obligation, End of Year	256	252
OPEB Plans | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	0	0
Interest Income and Costs	0	0
Benefits Paid	(8)	(9)
Plan Participant Contributions	0	0
Employer Contributions	8	9
Re-measurements:
Return on Plan Assets Excluding Interest Income	0	0
Exchange Rate Movements and Other	0	0
Fair Value of Plan Assets, End of Year	$ 0	$ 0